OTHER OPERATING GAINS (Tables)	12 Months Ended
Dec. 31, 2021
Operating Income (Loss) [Abstract]
Other Operating Gains

(in thousands of $)	2021	2020	2019
Gain on settlement of claim	—	3,422	3,737
Other gains	519	353	628
Gain on sale of vessel	5,059	12,354	—
Gain on sale of subsidiary	—	6,928	—
Gain on termination of vessel leases	—	7,409	—
Gain (loss) on pool arrangements	315	(564)	(943)
	5,893	29,902	3,422